Commitments and Contingencies - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 sqft	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies Disclosure [Abstract]
Square Feet of Office and Laboratory		49,000
Rent expenses		$ 1,072,000	$ 1,123,000	$ 797,000
Weighted Average Interest Rates	9.30%	9.30%
Base salaries	$ 1,635,000